Annual Total Returns[BarChart] - Growth Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.62%)	14.92%	31.10%	10.73%	3.08%	4.79%	30.23%	(2.77%)	31.87%	41.80%